OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
OTHER CURRENT ASSETS
Schedule of other current assets

	June 30,	December 31,
	2025	2024
Recoverable value-added taxes	$2,281,049	$2,221,520
Others	295,363	427,080
Less: provision for expected credit losses	(17,248)	(56,552)
	$2,559,164	$2,592,048